Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net consist of the following:

	As of year ended June 30,
	2026	2025
At cost:
Office equipment	$99,465	$93,646
Computer	102,706	82,786
Fixture and fittings	3,278	3,283
Motor vehicle	79,359	79,359
Leasehold improvement	19,231	19,231
	304,039	278,305
Less: accumulated depreciation	(264,727)	(250,673)
Total	$39,312	$27,632